Financial income and expenses (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Jul. 14, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Financial income [Abstract]
Interest income from loans and credits			$ 6,125	$ 2,522
Interest rates benefits derivatives: cash flow hedges			288	331
Total			6,413	2,853
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities			(186,769)	(196,350)
Expenses due to interest - Other debts			(56,578)	(69,744)
Interest rates losses derivatives: cash flow hedges			(46,092)	(44,139)
Total			(289,439)	(310,233)
Non-monetary financial income		$ 3,800	3,800
Other financial income / (expenses) [Abstract]
Other financial income			162,984	11,412
Other financial losses			(100,387)	(11,470)
Total			62,597	$ (58)
Solana [Member]
Other financial income / (expenses) [Abstract]
Other financial income			145,000
Helios 1 & 2 [Member]
Other financial income / (expenses) [Abstract]
Other financial losses	$ (72,000)		$ (72,000)